Trade and Other Receivables - Summary of Movement in Allowance for Expected Lifetime Credit Losses of Trade and Other Receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
At 1 January	$ (77)	$ (69)	$ (56)
Adjustment arising on adoption of IFRS 9	67
Provided	(28)	(15)	(25)
Amounts written back	0	2	5
Amounts written off	26	6	5
Exchange adjustments	1	(1)	2
At 31 December	$ (11)	$ (77)	$ (69)